Inventory - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Detailed Information about Inventories [Line Items]
Total	$ 9,138	$ 4,085	$ 19
Harvested cannabis [member]
Disclosure of Detailed Information about Inventories [Line Items]
Raw materials	659	248
CBD and ingredients [member]
Disclosure of Detailed Information about Inventories [Line Items]
Raw materials	76
Flower and extract [member]
Disclosure of Detailed Information about Inventories [Line Items]
Work in process	6,098	3,437
Cultivation supplies [member]
Disclosure of Detailed Information about Inventories [Line Items]
Finished goods	677
Packaged products [member]
Disclosure of Detailed Information about Inventories [Line Items]
Finished goods	$ 1,628	$ 400